LOANS (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, gross	$ 610,928		$ 627,249	$ 649,727		$ 679,475	$ 752,887
Less: Allowance for loan losses	16,766	17,195	17,299	19,123	19,486	20,865	21,223	24,063
Loans - Net	594,162		609,950			658,610
Residential real estate loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, gross	231,544		240,332			255,555
Commercial and Construction real estate loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, gross	283,832		301,433			330,498
Agriculture and agricultural real estate loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, gross	15,322		12,004			15,931
Commercial and industrial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, gross	65,253		58,194			63,762
Loans to individuals for household, family, and other personal expenditures [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, gross	$ 14,977		$ 15,286			$ 13,729